SIGNIFICANT COMMITMENTS AND AGREEMENTS - Capital expenditures (Details) - Dec. 31, 2023 ¥ in Millions, $ in Millions, Rp in Billions	IDR (Rp)	USD ($)	CNY (¥)
SIGNIFICANT COMMITMENTS AND AGREEMENTS
Capital expenditures	Rp 8,596	$ 235	¥ 33